Share Capital and Warrants - Summary of Issued and Outstanding (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Share issuances, shares		796,300,000
Beginning balance		$ 269,695	$ 221,198	$ (7,908)
Share issuance costs		(16,371)	(5,593)	(12,770)
Business acquisitions		27,987		47,007
Convertible debt - conversions			63,002	117,025
Disposition of bridge farm			(10,457)
Derivative warrants exercised		277,136	55,912
Warrants exercised		0		17,950
Ending balance		$ 1,326,135	$ 269,695	$ 221,198
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year, shares		918,844,133	107,180,423
Share issuances, shares		956,806,648	337,696,867
Share issuance costs, shares		0	0
Business acquisitions, shares		24,431,278	0
Convertible debt - conversions, shares		2,488,754	373,371,318
Disposition of Bridge Farm, shares		0	(2,716,271)
Derivative warrants exercised, shares		152,146,950	102,836,429
Warrants exercised, shares		195,711	0
Employee awards exercised, shares	[1]	5,494,883	475,367
Balance, end of year, shares		2,060,408,357	918,844,133	107,180,423
Beginning balance		$ 762,046	$ 509,654	$ 65,133
Share issuances, carrying amount		977,425	176,931
Share issuance costs		(16,371)	(5,593)	(12,770)
Business acquisitions		26,216	0	39,849
Convertible debt - conversions		2,671	63,002	113,526
Disposition of bridge farm		0	(38,447)
Derivative warrants exercised		277,136	55,912
Warrants exercised		178	0	21,882
Employee awards exercised	[1]	6,403	587
Ending balance		$ 2,035,704	$ 762,046	$ 509,654

[1]

Included in employee awards exercised are 875,000 RSUs that vested and were exercised in December 2020; however, the common shares were not issued until January 2021. Excluded from employee awards exercised are 500,000 RSUs that vested and were exercised in December 2021; however, the common shares were not issued until January 2022.